[LIBERTY LOGO]


                         LIBERTY
                         SMALL COMPANY GROWTH FUND
                         CLASS A
                         STEIN ROE SMALL COMPANY GROWTH FUND

















                         ANNUAL REPORT
                    _______________________
                         SEPTEMBER 30, 2000

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

It was some year for the Liberty Small Company Growth Fund. Against a backdrop of remarkable volatility, the Fund's Class A shares posted a positive total return of 75.26%, without sales charge, for the 12-month period ended September 30, 2000. This easily outpaced the positive total return of 29.66% for the Fund's benchmark, the Russell 2000 Growth Index,(1) during the same period.

      After several years of lagging their large-cap brethren, small-capitalization stocks, particularly small growth stocks, staged a comeback. These stocks began moving at a rapid pace last October, fueled by exceptional gains in the technology and telecommunications sectors, and continued to forge ahead until March 2000. At that time, investors grew increasingly worried about the impact of rising interest rates and energy prices on corporate profits and earnings. As a result, investors shied away from those sectors of the market where earnings have been less predictable, including smaller companies. Nonetheless, this is the best September-to-September total return for the small-cap market in several years, as measured by the Russell 2000 Growth Index.

      Looking back at the results for the Fund, I am reminded once again of the importance of a long-term perspective and broad diversification when investing in small-cap stocks. Through rigorous analysis, Portfolio Manager William Garrison has been able to compose a diverse portfolio that possesses good long-term prospects, and has held up well under the difficult environment of the past six months.

      Take a look at the report inside, which provides a further discussion on the economic and market factors that affected the Fund's performance. Thank you for choosing the Liberty Small Company Growth Fund and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson
President
November 20, 2000

(1) See benchmark index chart on page 3 for performance results.

    Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

BETTER-THAN-AVERAGE RETURNS FOR THE FUND
The Fund performed well over the past year. Class A shares had a total return of 75.26% without a sales charge, compared with 29.66% for the Russell 2000 Growth Index. This newly selected benchmark reflects changes made over the past 18 months toward a purer growth strategy and broadly diversified portfolio.

IPOS BROUGHT NEW OPPORTUNITIES
Throughout the year, we participated in the record-breaking initial public offering (IPO) market. Given the remarkable pace and number of new offerings, we felt it important to be selective while examining each company's projected future capital needs, and its ability to execute an effective business plan. Increasingly, we developed a preference for companies that were closer to reaching profitability and therefore more likely to be well received by investors. Not all of our IPOs have been well received in the market and a few have detracted from the Fund's performance. However, several new issues moved beyond our estimate of fair value within the first few days of trading. Roughly 5% of the portfolio's dollar appreciation was generated by IPOs held for less than two weeks. At fiscal year-end, the portfolio contained stocks of approximately 30 other newly public companies that we purchased within the past year.

SELECTIONS FAVORED SOFTWARE AND BIOTECHNOLOGY
In both our IPO investments and other selections made during the year, we favored computer software/service companies (22.6% of net assets), as we believe it will be easier for such companies to reach critical mass and generate significant earnings quickly. The veritable explosion in technology has spawned many markets for specialized software, while the nature of the product makes manufacturing faster and less expensive than for computer hardware.
      Two of the Fund's better-performing stocks, Art Technology Group (0.5% of net assets) and Mercury Interactive (2.8% of net assets), are software firms. The first produces software products that allow businesses to better manage Internet relations. The second is a manufacturer of software for testing the efficacy of other software applications. Both have grown to medium-capitalization companies as of September 30, 2000, but we have held on to these companies because we feel that they still have considerable room to grow.
      We also favored biotechnology companies (6.9% of net assets). With advancements in recent years, this industry is finally out of the lab and into the marketplace, and the rate of new product discoveries and introductions is accelerating.

CONTRIBUTORS BROADENED IN SECOND HALF
Most of the gains for our technology-related stocks occurred during the first half of the fiscal year. Later, the market shunned technology stocks, many of which have yet to generate earnings, in favor of sectors with greater potential to generate near-term profits and meet earnings projections. At this stage, we were glad we maintained our discipline, and ensured that the portfolio was diversified across many industry sectors. Aside from technology (58% of net assets), the portfolio had sizable positions in such sectors as health care and consumer cyclicals (13% and 12% of net assets, respectively) as of September 30, 2000. Leading contributors to performance during the latter portion of the year included SEI Investments (0.5% of net assets), a financial services provider; UTI Energy (1.2% of net assets), an owner/operator of land drilling rigs used to explore for natural gas; and Medicis Pharmaceuticals (0.5% of net assets), a specialty drug company with an attractive portfolio of marketable products.

GUARDEDLY OPTIMISTIC
We are guardedly optimistic about the next 12 months. We believe small-cap stocks will do well for several reasons. Investors are more aware today of the potential benefits of small-caps. Small-cap valuations are still relatively reasonable (compared to mid- and large-cap stocks). Finally, technology has leveled the playing field, making it easier for small companies in many industries to compete more effectively. However, we acknowledge that the fast and furious pace of IPO activity could bring about an oversupply of small-cap investments that could prove detrimental.

WILLIAM M. GARRISON is vice president of Stein Roe and is portfolio manager of the Fund.

HIGHLIGHTS
--------------------------------------------------------------------------------

* THE FUND BEAT ITS BENCHMARK BY A LARGE MARGIN

The Fund returned 75.26% for the 12-month period ended September 30, 2000 compared to 29.66% for its benchmark, the Russell 2000 Growth.

* DIVERSIFICATION ADDED TO PERFORMANCE

While other managers were caught up in the rush to technology securities, we continued to diversify the portfolio among health care, capital goods and consumer cyclical securities, each of which performed well during the period.

* INITIAL PUBLIC OFFERING (IPO) ACTIVITY WAS BRISK

The Fund benefited from a surge of initial public stock offerings by technology companies. These companies attempted to capitalize on the success of the sector during the last quarter of 1999. The Fund focused on IPOs of computer software/service companies.

GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
[LIBERTY SMALL COMPANY GROWTH FUND CLASS A LINE GRAPH]

                                CLASS A WITH         S&P 600        RUSSELL 2000                       CLASS A WITHOUT
                                SALES CHARGE     SMALLCAP INDEX     GROWTH INDEX                        SALES CHARGE
                                ------------     --------------     ------------                        --------------
3/31/96                            9528.68          10000.00          10000.00                            10110.00
4/30/96                           10264.30          10574.00          10768.00                            10890.50
5/31/96                           10716.90          10949.40          11320.40                            11370.80
6/30/96                           10650.50          10520.20          10584.60                            11300.30
7/31/96                            9943.31           9796.37           9292.20                            10549.90
8/31/96                           10433.50          10401.80           9979.82                            11070.00
9/30/96                           11413.20          10858.40          10493.80                            12109.50
10/31/96                          11074.20          10783.50          10041.50                            11749.90
11/30/96                          11337.80          11343.20          10320.70                            12029.50
12/31/96                          10885.40          11475.90          10521.90                            11549.50
1/31/97                           11621.30          11666.40          10785.00                            12330.30
2/28/97                           10799.70          11424.90          10133.50                            11458.50
3/31/97                           10044.80          10838.80           9418.11                            10657.60
4/30/97                           10120.10          10972.10           9308.86                            10737.50
5/31/97                           11319.30          12261.30          10708.00                            12009.90
6/30/97                           11941.90          12803.30          11071.00                            12670.50
7/31/97                           12867.40          13608.60          11637.80                            13652.40
8/31/97                           12442.80          13951.50          11987.00                            13201.90
9/30/97                           13216.70          14873.70          12943.50                            14023.00
10/31/97                          12970.90          14231.20          12165.60                            13762.20
11/30/97                          12867.10          14127.30          11876.10                            13652.10
12/31/97                          13053.70          14412.70          11883.20                            13850.10
1/31/98                           12851.40          14131.60          11725.10                            13635.40
2/28/98                           14243.20          15419.00          12760.50                            15112.10
3/31/98                           14737.40          16008.00          13295.10                            15636.50
4/30/98                           14637.20          16102.50          13376.20                            15530.20
5/31/98                           13739.90          15249.10          12403.80                            14578.20
6/30/98                           14516.20          15291.70          12530.30                            15401.80
7/31/98                           13527.70          14123.50          11484.00                            14353.00
8/31/98                           10793.70          11397.60           8833.51                            11452.20
9/30/98                           11711.20          12095.20           9729.23                            12425.70
10/31/98                          11751.00          12656.40          10237.10                            12467.90
11/30/98                          12659.40          13368.90          11031.50                            13431.70
12/31/98                          14077.20          14221.90          12029.80                            14936.00
1/31/99                           13797.10          14044.10          12571.20                            14638.80
2/28/99                           12431.20          12778.70          11420.90                            13189.60
3/31/99                           12835.20          12943.60          11827.50                            13618.20
4/30/99                           13447.40          13799.10          12871.90                            14267.80
5/31/99                           13908.70          14134.50          12892.50                            14757.20
6/30/99                           14762.70          14938.70          13571.90                            15663.30
7/31/99                           14970.80          14807.30          13152.50                            15884.10
8/31/99                           14774.70          14155.70          12660.60                            15676.10
9/30/99                           15582.90          14215.20          12905.00                            16533.50
10/31/99                          16321.50          14179.60          13235.30                            17317.20
11/30/99                          17775.70          14776.60          14634.30                            18860.20
12/31/99                          21243.80          15986.80          17214.40                            22539.80
1/31/00                           21675.00          15491.20          17054.30                            22997.40
2/29/00                           28210.10          17565.50          21022.80                            29931.10
3/31/00                           27149.40          16915.60          18813.30                            28805.70
4/30/00                           23918.60          16626.30          16913.20                            25377.80
5/31/00                           21022.10          16134.20          15431.60                            22304.60
6/30/00                           25485.00          17087.70          17425.30                            27039.80
7/31/00                           23673.00          16669.10          15932.00                            25117.30
8/31/00                           28407.70          18145.90          17608.00                            30140.80
9/30/00                           27322.50          17652.40          16732.90                            28989.40

                                 MORNINGSTAR
                                SMALL GROWTH
                                  CATEGORY
                                ------------
3/31/96                           10000.00
4/30/96                           10932.80
5/31/96                           11504.20
6/30/96                           10980.50
7/31/96                            9872.22
8/31/96                           10534.90
9/30/96                           11187.00
10/31/96                          10821.80
11/30/96                          11045.70
12/31/96                          11174.20
1/31/97                           11472.80
2/28/97                           10815.30
3/31/97                           10094.20
4/30/97                            9956.99
5/31/97                           11310.70
6/30/97                           11969.80
7/31/97                           12787.20
8/31/97                           13063.40
9/30/97                           14153.80
10/31/97                          13420.00
11/30/97                          13136.50
12/31/97                          13182.90
1/31/98                           12984.60
2/28/98                           14055.90
3/31/98                           14755.90
4/30/98                           14864.80
5/31/98                           13905.80
6/30/98                           14223.90
7/31/98                           13260.50
8/31/98                           10389.50
9/30/98                           11171.00
10/31/98                          11642.90
11/30/98                          12624.30
12/31/98                          13933.90
1/31/99                           14255.30
2/28/99                           13003.70
3/31/99                           13541.60
4/30/99                           14211.70
5/31/99                           14385.50
6/30/99                           15648.80
7/31/99                           15637.50
8/31/99                           15423.90
9/30/99                           15812.90
10/31/99                          16688.20
11/30/99                          18739.80
12/31/99                          22049.60
1/31/00                           21820.30
2/29/00                           27159.30
3/31/00                           25718.50
4/30/00                           22927.00
5/31/00                           21051.10
6/30/00                           24468.60
7/31/00                           22969.80
8/31/00                           25723.90
9/30/00                           24701.70

Liberty Small Company Growth Fund Class A is a class of Stein Roe Small Company Growth Fund (the "Fund"), a series of Liberty-Stein Roe Funds Investment Trust. The Fund also offers Class S shares. Performance highlights for the Fund's Class S shares are presented in a separate annual report.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "With Sales Charge" returns include the maximum 5.75% sales charge for Class A shares. Liberty Small Company Growth Fund Class A shares (newer class shares) performance includes returns of the Fund's Class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These Class S share returns are not restated to reflect any expense differential between Class S shares and the newer class shares. Had the expense differential been reflected, the returns for period prior to the inception of the newer class shares would have been lower. The indices are an unmanaged group of stocks that differs from the composition of the Fund and are not available for direct investment.

The Fund's return is also compared to the average return of the funds included in the Morningstar Small Growth Funds category average (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages.

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

                                FUND HIGHLIGHTS

                            As of September 30, 2000

                    TOP 10 EQUITY HOLDINGS (% OF NET ASSETS)

Matrixone                                       3.1
Mercury Interactive Corp.                       2.8
Actuate Corp.                                   2.7
Constellation Brands Inc.-A                     2.1
Shaw Group Inc.                                 2.0
ACT Manufacturing Inc.                          2.0
SIPEX Corp.                                     2.0
Enzon Inc.                                      1.8
Pogo Producing Co.                              1.7
Aspen Tech Inc.                                 1.7

--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

                        Periods ended September 30, 2000

                                                         One Year           Life of Fund*
                                                     -----------------    -----------------
                                                     Without     With     Without     With
                                                      Sales     Sales      Sales     Sales
                                                     Charge     Charge    Charge     Charge
                                                     -------    ------    -------    ------
Liberty Small Company Growth Fund Class A             75.26%    65.23%     26.56%    24.91%
* The Fund commenced operations on 3/25/96

Liberty Small Company Growth Fund Class A shares (newer class shares) performance includes returns of the Fund's Class S shares for periods prior to the July 31, 2000 inception of the newer class shares. These Class S share returns are not restated to reflect any expense differential between Class S shares and the newer class shares. Had the expense differential been reflected, the returns for period prior to the inception of the newer class shares would have been lower.

[ECONOMIC SECTOR BREAKDOWN BAR CHART SEPTEMBER 30, 2000]

Technology                                                                        58
Industrial                                                                        10
Consumer - Cyclical                                                               12
Energy                                                                             6
Consumer - Staples                                                                 8
Financials                                                                         4
Basic Materials                                                                    1
Utilities                                                                          1

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
September 30, 2000
(in thousands)

COMMON STOCKS - 90.6%                                           SHARES       VALUE
-----------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 2.6%
DATA PROCESSING SERVICES - 0.4%
The Bisys Group, Inc. (a)...................................         2      $   131
                                                                            -------
DIVERSIFIED COMMERCIAL SERVICES - 1.5%
ChoicePoint, Inc. (a).......................................         7          307
Prosoft Training.Com (a)....................................        16          232
                                                                            -------
                                                                                539
                                                                            -------
ENVIRONMENTAL SERVICES - 0.7%
Terra Tech, Inc. (a)........................................        10          274
                                                                            -------
-----------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 3.8%
CONSUMER DURABLES & APPAREL - 2.0%
APPAREL & ACCESSORIES - 0.4%
Columbia Sportwear Company (a)..............................         3          128
                                                                            -------
HOUSEWARES & SPECIALTIES - 0.4%
Advanced Lighting Technologies, Inc. (a)....................        13          163
                                                                            -------
LEISURE PRODUCTS - 0.6%
Meade Instruments Corp. (a).................................        12          234
                                                                            -------
PHOTOGRAPHIC EQUIPMENT - 0.6%
Concord Camera Corp. (a)....................................         8          205
                                                                            -------
HOTELS, RESTAURANTS & LEISURE - 1.8%
CASINOS & GAMING - 0.7%
Station Casinos, Inc. (a)...................................        17          244
                                                                            -------
RESTAURANTS - 1.1%
CEC Entertainment, Inc. (a).................................        13          410
                                                                            -------
-----------------------------------------------------------------------------------
CONSUMER STAPLES - 2.4%
AGRICULTURAL PRODUCTS - 0.3%
Eden Bioscience Corp. (a)...................................         3          109
                                                                            -------
DISTILLERS & VINTNERS - 2.1%
Constellation Brands, Inc. Class A (a)......................        14          760
                                                                            -------
-----------------------------------------------------------------------------------
ENERGY - 5.6%
OIL & GAS DRILLING - 1.7%
Pride Petroleum International, Inc. (a).....................         6          170
UTI Energy Corp. (a)........................................        10          433
                                                                            -------
                                                                                603
                                                                            -------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
Cal Dive International, Inc. (a)............................         8          463
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION - 2.7%
Louis Dreyfus Natural Gas Corp. (a).........................         4      $   151
Pogo Producing Co...........................................        25          634
Syntroleum Corp. (a)........................................         4           86
Triton Energy Corp. (a).....................................         3          117
                                                                            -------
                                                                                988
                                                                            -------
-----------------------------------------------------------------------------------
FINANCIALS - 4.3%
BANKS - 1.7%
East West Bancorp...........................................         8          160
Imperial Bancorp (a)........................................         5           92
Silicon Valley Bancshares (a)...............................         6          355
                                                                            -------
                                                                                607
                                                                            -------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
London Pacific Group, Ltd., ADR.............................        20          403
SEI Investments Co..........................................         3          184
                                                                            -------
                                                                                587
                                                                            -------
MULTI-SECTOR HOLDINGS - 1.0%
S&P 400 Mid-Cap Deposit Receipt.............................         4          393
                                                                            -------
-----------------------------------------------------------------------------------
HEALTH CARE - 13.2%
BIOTECHNOLOGY & PHARMACEUTICALS - 9.6%
BIOTECHNOLOGY - 6.9%
Aurora Biosciences Corp. (a)................................         2          156
COR Therapeutics, Inc. (a)..................................         4          268
Celgene Corp. (a)...........................................         2          119
Ciphergen Corp. (a).........................................         1           26
Cubist Pharmaceuticals, Inc. (a)............................         5          239
Enzon, Inc. (a).............................................        10          647
Illumina, Inc. (a)..........................................         8          381
Large Scale Biology Corp. (a)...............................         6          210
NeoPharm, Inc. (a)..........................................         6          217
Sangamo BioSciences, Inc. (a)...............................         4          159
Vical, Inc. (a).............................................         4          109
                                                                            -------
                                                                              2,531
                                                                            -------
PHARMACEUTICALS - 2.7%
Alpharma, Inc., Class A.....................................         2          147
Dusa Pharmaceuticals, Inc. (a)..............................        15          459
Medicines Co. (a)...........................................         5          185
Medicis Pharmaceutical Corp., Class A (a)...................         3          172
                                                                            -------
                                                                                963
                                                                            -------
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
HEALTH CARE DISTRIBUTORS & SERVICES - 0.7%
Bindley Western Industries, Inc.............................         8          262
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT - 2.9%
Aspect Medical Systems, Inc. (a)............................         6      $    74
Chromavision Medical Systems, Inc. (a)......................         4           40
Closure Medical Corp. (a)...................................         6          146
Curon Medical, Inc. (a).....................................         7           76
Novoste Corp. (a)...........................................         6          272
Oratec Interventions, Inc. (a)..............................         3           39
Physiometrix, Inc. (a)......................................         7          150
Transgenomic, Inc. (a)......................................         4           84
Zoll Medical Corp. (a)......................................         4          171
                                                                            -------
                                                                              1,052
                                                                            -------
-----------------------------------------------------------------------------------
INDUSTRIALS - 3.6%
BUILDING PRODUCTS - 0.7%
Insituform Technologies, Class A (a)........................         8          262
                                                                            -------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
CTS Corp. ..................................................         2          101
Electro Scientific Inds, Inc. (a)...........................        12          411
                                                                            -------
                                                                                512
                                                                            -------
INDUSTRIAL MACHINERY - 1.5%
AptarGroup, Inc. ...........................................         8          199
Valance Technology, Inc. (a)................................        20          338
                                                                            -------
                                                                                537
                                                                            -------
-----------------------------------------------------------------------------------
MATERIALS - 2.5%
PRECIOUS METALS & MINERALS - 0.5%
Stillwater Mining Co. (a)...................................         7          197
                                                                            -------
STEEL - 2.0%
The Shaw Group, Inc. (a)....................................        10          726
                                                                            -------
-----------------------------------------------------------------------------------
MEDIA - 0.3%
ADVERTISING - 0.3%
Catalina Marketing Corp. (a)................................         3          102
                                                                            -------
BROADCASTING & CABLE - 0.0%
Radio One, Inc. (a).........................................         2           16
                                                                            -------
REAL ESTATE - 0.9%
REAL ESTATE INVESTMENT TRUST -- 0.9%
Pinnacle Holdings, Inc. (a).................................        13          338
                                                                            -------
-----------------------------------------------------------------------------------
RETAILING - 5.1%
APPAREL RETAIL - 1.7%
AnnTaylor Stores Corp. (a)..................................         9          361
Chico's Fas, Inc. (a).......................................         8          258
                                                                            -------
                                                                                619
                                                                            -------
CATALOG RETAIL - 1.3%
Coldwater Creek, Inc. (a)...................................        18          473
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL - 0.4%
Tweeter Home Entertainment Group (a)........................         4      $   149
                                                                            -------
GENERAL MERCHANDISE STORES - 0.5%
99 Cents Only Stores (a)....................................         1           67
Tuesday Morning Corp. (a)...................................        14          108
                                                                            -------
                                                                                175
                                                                            -------
SPECIALTY STORES - 1.2%
Rent-A-Center, Inc. (a).....................................         7          246
Zale Corp. (a)..............................................         6          182
                                                                            -------
                                                                                428
                                                                            -------
-----------------------------------------------------------------------------------
SOFTWARE & SERVICES - 22.6%
APPLICATIONS SOFTWARE - 8.6%
Actuate Corp. (a)...........................................        29        1,002
Agile Software Corp. (a)....................................         3          225
Aspen Technology, Inc. (a)..................................        14          609
Mercury Interactive Corp. (a)...............................         7        1,019
SpeechWorks International, Inc. (a).........................         1           37
Vastera, Inc. (a)...........................................        11          242
                                                                            -------
                                                                              3,134
                                                                            -------
INTERNET SOFTWARE & SERVICES - 10.4%
Allscripts, Inc. (a)........................................         5           75
Apropos Technology, Inc. (a)................................        15          136
Art Technology Group, Inc. (a)..............................         2          190
Blue Martini Software Inc. (a)..............................         2           65
ClickAction, Inc. (a).......................................        11          104
CommTouch Software (a)......................................        15          290
Critical Path Inc. (a)......................................         9          522
Extensity, Inc. (a).........................................         5          109
Interwoven Inc. (a).........................................         3          294
Matrixone Inc. (a)..........................................        28        1,136
Netegrity Inc. (a)..........................................         3          200
Resonate Inc. (a)...........................................         1           55
Sonicwall, Inc. (a).........................................         8          234
TeleCommunication Systems, Inc. (a).........................         5           99
eBenX, Inc. (a).............................................        24          268
                                                                            -------
                                                                              3,777
                                                                            -------
IT CONSULTING & SERVICES - 0.9%
Cognizant Tech Solutions Corp. (a)..........................         7          261
Espeed, Inc., Class A (a)...................................         3           77
                                                                            -------
                                                                                338
                                                                            -------
SYSTEMS SOFTWARE - 2.7%
Overland Data, Inc. (a).....................................        24          209
Precise Software Solutions, Ltd. (a)........................        11          474
Symantec Corp. (a)..........................................         2           83
Wind River Systems, Inc. (a)................................         5          221
                                                                            -------
                                                                                987
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 19.8%
COMPUTER STORAGE & PERIPHERALS - 3.2%
Certicom Corp. (a)..........................................         4      $   151
Exabyte Corp. (a)...........................................        31          349
JNI Corp. (a)...............................................         4          356
Media 100, Inc. (a).........................................         7           75
Mobile Electronics, Inc. (a)................................        26          239
                                                                            -------
                                                                              1,170
                                                                            -------
ELECTRONIC EQUIPMENT & INSTRUMENTS  - 7.9%
ACT Manufacturing, Inc. (a).................................        14          723
DDI Corp. (a)...............................................        12          544
DSP Group, Inc. (a).........................................         8          284
Kemet Corp. (a).............................................        10          262
Newport Corp................................................         1          175
Orbotech Ltd. (a)...........................................         3          185
SIPEX Corp. (a).............................................        17          715
                                                                            -------
                                                                              2,888
                                                                            -------
NETWORKING EQUIPMENT - 1.7%
Computer Network Technology Corp. (a).......................         7          227
MRV Communications, Inc. (a)................................         8          376
                                                                            -------
                                                                                603
                                                                            -------
SEMICONDUCTOR EQUIPMENT - 3.3%
GSI Lumonics, Inc. (a)......................................         8          124
LTX Corp. (a)...............................................         3           59
Photon Dynamics, Inc. (a)...................................        12          453
Therma-Wave, Inc. (a).......................................         9          244
Varian Semiconductor Equipment, Inc. (a)....................         9          333
                                                                            -------
                                                                              1,213
                                                                            -------
SEMICONDUCTORS - 2.5%
C-Cube Microsystems, Inc. (a)...............................         8          158
Micrel, Inc. (a)............................................         4          268
Pericom Semiconductor Corp. (a).............................        11          389
TTM Technologies, Inc. (a)..................................         5          108
                                                                            -------
                                                                                923
                                                                            -------
TELECOMMUNICATIONS EQUIPMENT - 1.2%
Aware, Inc. (a).............................................         5          200
International FiberCom, Inc. (a)............................        17          252
                                                                            -------
                                                                                452
                                                                            -------
-----------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.1%
INTEGRATED TELECOM SERVICES -- 1.1%
Crosswave Communications, Inc. (a)..........................         7           73
ITC Deltacom, Inc. (a)......................................        27          307
RateXchange Corp. (a).......................................         8           27
                                                                            -------
                                                                                407
                                                                            -------
-----------------------------------------------------------------------------------
TRANSPORTATION - 2.8%
AIR FREIGHT & COURIERS - 1.0%
Expeditors International Washington, Inc....................         3          140
Forward Air Corp. (a).......................................         7          232
                                                                            -------
                                                                                372
                                                                            -------

See Notes to Investment Portfolio.

--------------------------------------------------------------------------------
CONTINUED

                                                                SHARES       VALUE
-----------------------------------------------------------------------------------
AIRLINES - 1.5%
Atlantic Coast Airlines Holdings, Inc. (a)..................         5      $   171
Skywest, Inc................................................         7          364
                                                                            -------
                                                                                535
                                                                            -------
MARINE - 0.3%
OMI Corp. (a)...............................................        14          114
                                                                            -------
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (cost of $28,288) (b).....................................                 33,093
                                                                            -------
SHORT-TERM OBLIGATIONS - 12.5%.                                  PAR
-----------------------------------------------------------------------------------
Repurchase Agreement with SBC Warburg, Ltd. dated 09/29/00,
  due 10/02/00 at 6.50%, collateralized by U.S. Treasury
  notes with a maturity of 2017, market value $4,647
  (repurchase proceeds $4,566)..............................    $4,564        4,564
                                                                            -------
OTHER ASSETS & LIABILITIES, NET - (3.1)%....................                 (1,147)
------------------------------------------------------------
NET ASSETS - 100.0%.........................................                $36,510
                                                                            =======

NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

(a) Non-income producing.
(b) Cost for federal income tax purpose is $28,297.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
SEPTEMBER 30, 2000
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $28,288).........................            $33,093
Short-term obligations......................................              4,564
                                                                        -------
                                                                         37,657
  Receivable for:
  Investments sold..........................................  $  663
  Fund shares sold..........................................      48
  Expense reimbursement due from Advisor....................      17
  Dividends.................................................       3
  Interest..................................................       2        733
                                                              ------    -------
  Total Assets..............................................             38,390
LIABILITIES
Payable for:
  Fund shares repurchased...................................   1,115
  Investments purchased.....................................     668
Accrued:
  Management fee............................................      28
  Administration fee........................................       2
  Bookkeeping fee...........................................       2
  Transfer agent fee........................................       9
Other.......................................................      56
                                                              ------
  Total Liabilities.........................................              1,880
                                                                        -------
  Net Assets................................................            $36,510
                                                                        =======
CLASS A
Net asset value and redemption price per share ($1/(c)).....            $ 22.15(a)
                                                                        -------
Maximum offering price per share ($22.15/0.9425)............              23.50(b)
                                                                        -------
CLASS S
Net asset value, redemption and offering per share
  ($36,509/1,647)...........................................            $ 22.17
                                                                        -------
COMPOSITION OF NET ASSETS
Capital paid in.............................................            $26,288
Accumulated net realized gain...............................              5,417
Net unrealized appreciation.................................              4,805
                                                                        -------
                                                                        $36,510
                                                                        =======

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Rounds to less than one.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000
(In thousands)

INVESTMENT INCOME
Interest....................................................            $   118
Dividends...................................................                 21
                                                                        -------
  Total investment income...................................                139
EXPENSES
Management fee..............................................  $  204
Administration fee..........................................      36
12b-1 Service and Distribution fee..........................      (a)
Transfer agent fee..........................................      59
Bookkeeping fee.............................................      25
Trustees fee................................................      10
Custodian fee...............................................      11
Audit fee...................................................      17
Legal fee...................................................       2
Registration fee............................................      56
Reports to shareholders.....................................      40
Other.......................................................       7
                                                              ------
  Total expenses............................................     467
Fees waived by the Advisor..................................    (105)
Fees waived by Distributor - Class A........................      (a)
Custodian credits earned....................................      (2)       360
                                                              ------    -------
  Net investment loss.......................................               (221)
NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain on investments............................   6,509
Net change in unrealized appreciation/depreciation on
  investments...............................................   3,696
                                                              ------
  Net Gain..................................................             10,205
                                                                        -------
Increase in net assets from operations......................            $ 9,984
                                                                        =======

(a) Rounds to less than one.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                                  Year            Period          Year
                                                                  ended            ended         ended
                                                              September 30,    September 30,    June 30,
                                                                 2000(b)          1999(a)         1999
Increase (Decrease) in Net Assets                             -------------    -------------    --------
OPERATIONS
Net investment loss.........................................  $        (221)   $         (22)   $    (40)
Net realized gain...........................................          6,509              404         730
Net change in unrealized appreciation/depreciation..........          3,696              132        (277)
                                                              -------------    -------------    --------
  Net Increase from Operations..............................          9,984              514         413
DISTRIBUTIONS:
From net realized gains - Class A...........................             --               --        (465)
From net realized gains - Class B...........................             --               --         (47)
From net realized gains - Class C...........................             --               --         (47)
From net realized gains - Class S...........................           (836)              --          --
                                                              -------------    -------------    --------
                                                                      9,148              514        (146)
                                                              -------------    -------------    --------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A..........................              1               --          11
Value of distributions reinvested - Class A.................             --               --         465
Cost of shares repurchased - Class A........................             --               --         (14)
Exchange of Class A shares (See Note 6).....................             --               --      (3,601)
                                                              -------------    -------------    --------
                                                                          1               --      (3,139)
                                                              -------------    -------------    --------
Value of distributions reinvested - Class B.................             --               --          47
Termination of Class B shares (See Note 6)..................             --               --        (351)
                                                              -------------    -------------    --------
                                                                         --               --        (304)
                                                              -------------    -------------    --------
Value of distributions reinvested - Class C.................             --               --          47
Termination of Class C shares (See Note 6)..................             --               --        (351)
                                                              -------------    -------------    --------
                                                                         --               --        (304)
                                                              -------------    -------------    --------
Receipts for shares sold - Class S..........................         23,605              793       4,400
Value of distributions reinvested - Class S.................            830               --          --
Cost of shares repurchased - Class S........................         (6,987)            (687)       (142)
Reorganization of Fund (See Note 6).........................             --               --       4,303
                                                              -------------    -------------    --------
                                                                     17,448              106       8,561
                                                              -------------    -------------    --------
     Net Increase from Fund Share Transactions..............         17,449              106       4,814
                                                              -------------    -------------    --------
     Total Increase.........................................         26,597              620       4,668
NET ASSETS
Beginning of period.........................................          9,913            9,293       4,625
                                                              -------------    -------------    --------
End of period (net of overdistributed net investment income
  of none, none and $42, respectively)......................  $      36,510    $       9,913    $  9,293
                                                              =============    =============    ========

(a) The Fund changed its fiscal year end from June 30 to September 30. Information presented is for the period July 1, 1999 through September 30, 1999.
(b) Class A shares were initially offered on July 31, 2000.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
(In thousands)

                                                                  Year            Period          Year
                                                                  ended            ended         ended
                                                              September 30,    September 30,    June 30,
                                                                 2000(b)          1999(a)         1999
                                                              -------------    -------------    --------
NUMBER OF FUND SHARES
Sold - Class A..............................................             (c)              --           1
Issued for distributions reinvested - Class A...............             --               --          39
Repurchased - Class A.......................................             --               --          (1)
Exchange of Class A shares (See Note 6).....................             --               --        (308)
                                                              -------------    -------------    --------
                                                                         (c)              --        (269)
                                                              -------------    -------------    --------
Issued for distributions reinvested - Class B...............             --               --           4
Termination of Class C shares (See Note 6)..................             --               --         (31)
                                                              -------------    -------------    --------
                                                                         --               --         (27)
                                                              -------------    -------------    --------
Issued for distributions reinvested - Class C...............             --               --           4
Termination of Class C shares (See Note 6)..................             --               --         (31)
                                                              -------------    -------------    --------
                                                                         --               --         (27)
                                                              -------------    -------------    --------
Sold - Class S..............................................          1,205               61         371
Issued for distributions reinvested - Class S...............             56               --          --
Repurchased - Class S.......................................           (349)             (53)        (12)
Reorganization of Fund (See Note 6).........................             --               --         368
                                                              -------------    -------------    --------
                                                                        912                8         727
                                                              -------------    -------------    --------

(a) The Fund changed its fiscal year end from June 30 to September 30. Information presented is for the period July 1, 1999 through September 30, 1999.
(b) Class A shares were initially offered on July 31, 2000.
(c) Rounds to less than one.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2000

NOTE 1. ORGANIZATION

Liberty Small Company Growth Fund - Class A and Stein Roe Small Company Growth Fund - Class S (collectively the "Fund") is a series of Liberty Stein Roe Funds Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust. The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares: Class A and Class S. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class S shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S shares as described in the Fund's prospectus. The financial highlights for Class S shares are presented in a separate annual report.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

      Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

      Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

      Security transactions are accounted for on the date the securities are purchased, sold or mature.

      Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service and distribution fee and Class A and Class S Transfer Agent fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

      Class A net investment income per share data reflects the service fee per share applicable to Class A shares.

      Class A's ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the period by the service fee applicable to Class A shares.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

date. Corporate actions are recorded on the ex-date. The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Fund and receives a monthly fee equal to 0.85% annually of the Fund's average daily net assets.

ADMINISTRATION FEE

The Advisor also provides accounting and other services for a monthly fee equal to 0.15% annually of the Fund's average daily net assets.

BOOKKEEPING FEE

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are computed at an annual rate of 0.236% of the average daily net assets attributable to Class A shares. Transfer agent fees for Class S shares are described in the Fund's Class S prospectus.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2000, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares.

      The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of Class A's net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10% annually of the average net assets attributable to Class A shares. The Distributor has voluntarily agreed, until further notice, to waive the Class A distribution fee.

      The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average daily net assets.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations, were $48,872,070 and $35,318,442, respectively.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

      Unrealized appreciation (depreciation) at September 30, 2000, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation:.......    $ 7,666,449
Gross unrealized depreciation:.......     (2,870,773)
                                         -----------
     Net unrealized appreciation:....    $ 4,795,676
                                         ===========

OTHER

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

--------------------------------------------------------------------------------
NOTE 4. LINE OF CREDIT

The Liberty-Stein Roe Funds Investment Trust participates in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and Fund had no borrowings under the agreement.

--------------------------------------------------------------------------------
NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the year ended September 30, 2000, the Fund used AlphaTrade, Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade, Inc. during the year were $892.

--------------------------------------------------------------------------------

NOTE 6. REORGANIZATION, UNDERWRITING DISCOUNTS,
SERVICE AND DISTRIBUTION FEES

The Fund was reorganized into a single class fund as of February 3, 1999. On that date, Class A shares of the Colonial Aggressive Growth Fund (CAGF) were exchanged into a single series of the Fund (Class S). Class B and Class C shares were terminated.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
LIBERTY SMALL COMPANY GROWTH FUND

                                                                 Period ended
                                                              September 30, 2000
                                                                  Class A(a)
                                                              ------------------
Net Asset Value, Beginning of Period........................        $19.03
                                                                    ------
Income from Investment Operations
Net investment loss (b) (c).................................         (0.05)(d)
Net realized and unrealized gain............................          3.17
                                                                    ------
Total from Investment Operations............................          3.12
                                                                    ------
Net Asset Value, End of Period..............................        $22.15
                                                                    ------
Total return (e) (f) (g)....................................         16.40%
                                                                    ------
Ratios to Average Net Assets
Expenses (h) (i)............................................          1.75%(d)
Net investment loss (h) (i).................................         (1.12)%(d)
Fees and expenses waived by the Advisor (h) (i).............          0.06%
Portfolio turnover rate.....................................           160%
Net Assets at End of Period (000's).........................        $    1

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using the average shares outstanding during the period.
(c) Net of fees waived by the Advisor which amounted to $0.002 per share.
(d) Distribution fees waived by the Distributor amounted to $0.004 per share and 0.10% (annualized).
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized.
(g) Had the Advisor/Distributor not waived or reimbursed expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited).
For the fiscal year ended September 30, 2000, the Fund designates long-term capital gains of $1,545,897.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Liberty-Stein Roe Funds Investment Trust and Class A Shareholders of Liberty Small Company Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class A financial highlights present fairly, in all material respects, the financial position of Liberty Small Company Growth Fund, (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) at September 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Class A financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management; and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

TRUSTEES & TRANSFER AGENT

          ____________________________________________________________

     TOM BLEASDALE                           JAMES L. MOODY, JR.
     Retired (formerly Chairman of the       Retired (formerly Chairman of the
     Board and Chief Executive Officer,      Board, Chief Executive Officer and
     Shore Bank & Trust Company)             Director, Hannaford Bros. Co.)

     LORA S. COLLINS                         JOHN J. NEUHAUSER
     Attorney (formerly Attorney, Kramer,    Academic Vice President and Dean of
     Levin, Naftalis & Frankell)             Faculties, Boston College (formerly
                                             Dean, Boston College School of
     JAMES E. GRINNELL                       Management)
     Private Investigator (formerly
     Senior Vice President-Operations,       JOSEPH R. PALOMBO
     The Rockport Company)                   Chief Operations Officer, Mutual
                                             Funds, Liberty Financial Companies,
     RICHARD W. LOWRY                        Inc., Executive Vice President and
     Private Investor (formerly Chairman     Director of Colonial Management
     and Chief Executive Officer, U.S.       Associates, Inc. and Executive Vice
     Plywood Corporation)                    President and Chief Administrative
                                             Officer of Liberty Funds Group LLC
     SALVATORE MACERA                        (formerly Vice President of Liberty
     Private Investor (formerly Executive    Funds Group -- Boston and Chief
     Vice President of Itek Corp. and        Operating Officer, Putnam Mutual
     President of Itek Optical & Elec-       Funds)
     tronic Industries, Inc.)
                                             THOMAS E. STITZEL
     WILLIAM E. MAYER                        Business Consultant and Chartered
     Partner, Park Avenue Equity Partners    Financial Analyst (formerly
     (formerly Dean, College of Business     Professor of Finance, College of
     and Management, University of           Business, Boise State University)
     Maryland; Dean, Simon Graduate School
     of Business, University of Rochester;   ANNE-LEE VERVILLE
     Chairman and Chief Executive Officer,   Consultant (formerly General
     CS First Boston Merchant Bank; and      Manager, Global Education Industry,
     President and Chief Executive Officer,  and President, Applications Solu-
     The First Boston Corporation)           tions Division, IBM Corporation)


         _____________________________________________________________



     IMPORTANT INFORMATION ABOUT THIS REPORT
     The Transfer Agency for Liberty Small Company Growth Fund Class A is;

     Liberty Funds Services, Inc.
     P.O. Box 1722
     Boston, MA 02105-1722
     1-800-345-6611

     The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

     This report has been prepared for shareholders of Liberty Small Company Growth Fund Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides detail of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

CHOOSE LIBERTY

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THING TO ALL INVESTORS.(SM)

          [LIBERTY FUNDS LOGO]

          ALL-STAR INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

          COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

          CRABBE         A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY
          HUSON          INVESTING.

          NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

          STEIN ROE      INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.
          ADVISOR

          [KEYPORT LOGO] A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.



          Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.


     BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

     Your financial advisor can help you develope a long-term plan for reaching you financial goals.


     LIBERTY SMALL COMPANY GROWTH FUND CLASS A           ANNUAL REPORT

                                                           . .............
    [LIBERTY FUNDS LOGO]                                   .  BULK RATE  .
                                                           .   STANDARD  .
                                                           . U.S. POSTAGE.
                                                           .     PAID    .
                                                           . HOLLISTON,MA.
                                                           .PERMIT NO. 20.
                                                           . .............


    ALL-STAR*COLONIAL*CRABBE HUSON*NEWPORT*STEIN ROE ADVISOR


          LIBERTY FUNDS DISTRIBUTOR, INC,(C)2000
          ONE FINANCIAL CENTER, BOSTON, MA 02111-2621,800-426-3750 www.libertyfunds.com


                                                  711-02/192D-0900(11/00)00/2187